INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

COMMON STOCKS -- 90.7%

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Advertising -- 2.1%
-----------------------------------------------------------------------
Harte-Hanks Communications, Inc.                 60,000    $  1,308,750
Interpublic Group of Companies, Inc.             65,000       2,612,188
Omnicom Group, Inc.                              25,000       2,354,688
-----------------------------------------------------------------------
                                                           $  6,275,626
-----------------------------------------------------------------------
Aerospace and Defense -- 0.8%
-----------------------------------------------------------------------
Lockheed Martin Corp.                           130,000    $  2,266,875
-----------------------------------------------------------------------
                                                           $  2,266,875
-----------------------------------------------------------------------
Auto and Parts -- 1.6%
-----------------------------------------------------------------------
Toyoda Gosei Co. Ltd.(1)                         70,000    $  4,856,818
-----------------------------------------------------------------------
                                                           $  4,856,818
-----------------------------------------------------------------------
Banks - Regional -- 1.3%
-----------------------------------------------------------------------
Mellon Financial Corp.                           30,000    $    903,750
Northern Trust Corp.                             20,000       1,130,000
State Street Corp.                               24,000       1,749,000
-----------------------------------------------------------------------
                                                           $  3,782,750
-----------------------------------------------------------------------
Banks and Money Services -- 0.2%
-----------------------------------------------------------------------
Sadot Research/Development Fund Ltd.(1)         269,500    $    716,463
-----------------------------------------------------------------------
                                                           $    716,463
-----------------------------------------------------------------------
Basic Materials -- 0.2%
-----------------------------------------------------------------------
Diversa Corp.                                     5,000    $    667,500
-----------------------------------------------------------------------
                                                           $    667,500
-----------------------------------------------------------------------
Biotechnology -- 0.3%
-----------------------------------------------------------------------
Transkaryotic Therapies, Inc.(1)(2)              18,000    $    902,250
-----------------------------------------------------------------------
                                                           $    902,250
-----------------------------------------------------------------------
Broadcasting and Cable -- 8.5%
-----------------------------------------------------------------------
Ackerly Communications Inc.                      40,000    $    512,500
Adelphia Communications Class A                  15,000         824,062
AT&T Corp. - Liberty Media Group(2)              25,000       1,306,250
Cable and Wireless Communications(1)            100,000       1,699,398
Infinity Broadcasting Corp.(2)                   50,000       1,568,750
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Broadcasting and Cable (continued)
-----------------------------------------------------------------------
Mediacom Communications Corp.                    50,000    $    853,125
Mediaset Spa(1)(2)                              140,000       3,417,609
Nippon Broadcasting System(1)                    50,000       6,687,913
Sinclair Broadcast Group, Inc.,
Class A(2)                                       90,000         855,000
Sirus Satelite Radio Inc.                        20,000       1,220,000
Television Broadcasts Ltd.(1)                   129,000       1,060,801
TV Francaise(1)(2)                                8,600       5,598,922
-----------------------------------------------------------------------
                                                           $ 25,604,330
-----------------------------------------------------------------------
Business Services - Miscellaneous -- 2.3%
-----------------------------------------------------------------------
Concord EFS, Inc.(2)                            100,000    $  1,956,250
e-New Media Co., Ltd.(1)(2)                   4,750,000       1,678,381
Interim Services, Inc.(2)                       100,000       2,493,750
Organic Inc.                                      2,850          97,256
Thermo Cardiosystems Inc.                        40,000         585,000
-----------------------------------------------------------------------
                                                           $  6,810,637
-----------------------------------------------------------------------
Communications Equipment -- 1.5%
-----------------------------------------------------------------------
Advanced Fibre Communication, Inc.               45,000    $  3,065,625
Andrew Corp.                                     40,000         990,000
Loral Space and Communications Ltd.              40,000         602,500
-----------------------------------------------------------------------
                                                           $  4,658,125
-----------------------------------------------------------------------
Communications Services -- 20.4%
-----------------------------------------------------------------------
Adelphia Business Solutions, Inc.(2)             35,000    $  1,798,125
Alltel Corp.                                     40,000       2,320,000
British Sky Broadcasting PLC(1)                 110,000       2,827,905
British Telecommunications PLC(1)               216,569       3,784,739
Broadwing, Inc.                                  60,000       1,781,250
Cable and Wireless PLC(1)                       235,000       4,868,051
CenturyTel, Inc.                                 55,000       1,849,375
China Telecom(1)(2)                             400,000       3,674,770
Deltacom Ltd.                                 1,000,000       1,000,000
eCtel, Ltd.(1)(2)                               109,200       3,712,800
Energis (1)(2)                                   40,000       2,025,688
GTE Corp.                                        30,000       1,770,000
Hansol PCS                                       65,000       2,261,284
Hellenic Telecommunications Organization
SA ADR                                          112,000       1,680,000
ITC DeltaCom, Inc.(2)                            60,000       2,276,250
Korea Telecom Corp. ADR(1)(2)                    54,427       2,367,574

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Communications Services (continued)
-----------------------------------------------------------------------
Nippon Telegraph and Telephone Corp.(1)           2,500    $  3,460,050
NTT Mobile Communication Network,
Inc.(1)                                           1,500       6,050,535
PanAmSat Corp.                                   40,000       1,952,500
Powertel Ltd.(1)                              1,250,000       2,423,334
Primus Telecommunications Group, Inc.(2)         45,000       1,974,375
Rogers Communications Foreign(1)                 40,000       1,362,500
RSL Communications, Ltd.(1)(2)                  100,000       2,006,250
SBC Communications, Inc.                         55,580       2,112,040
-----------------------------------------------------------------------
                                                           $ 61,339,395
-----------------------------------------------------------------------
Computer Services -- 0.4%
-----------------------------------------------------------------------
Radware Ltd.                                     20,000    $  1,302,500
-----------------------------------------------------------------------
                                                           $  1,302,500
-----------------------------------------------------------------------
Computer Software - Services -- 13.1%
-----------------------------------------------------------------------
BMC Software, Inc.(2)                            50,000    $  2,300,000
CCC Information Services Group                   70,000       1,618,750
Computer Sciences Corp.(2)                       30,000       2,364,374
Comtelco Intel Inc.                             150,000       3,725,381
Fabasoft AG                                      20,000       2,565,570
Go.Com                                           50,000       1,103,125
Lifeminders.Com Inc.                             45,000       2,390,625
Meta4 NV(2)                                      70,000       1,687,875
Misys PLC(1)                                    255,000       3,839,880
Perot Systems Corp., Class A(2)                 100,000       2,543,750
Solution 6 Holdings                             250,000       1,259,057
Symantec                                         10,000         714,375
Tecnomatix Technologies Ltd.(2)                 127,496       5,848,879
Wind River Systems, Inc.(2)                      20,000       1,161,250
Yline Internet Business(1)                       30,000       6,365,700
-----------------------------------------------------------------------
                                                           $ 39,488,591
-----------------------------------------------------------------------
Computers and Business Equipment -- 4.4%
-----------------------------------------------------------------------
BTC Korea Co.(1)                                500,000    $  1,235,000
Daiwabo Information System(1)                   200,000       3,514,682
JC Hyun System(1)                             1,000,000       2,320,000
Lexmark International Group, Inc.(2)             25,000       2,981,250
National Instruments Corp.                       65,000       2,918,909
ST Assembly Test Ltd.(2)                         48,000         217,232
-----------------------------------------------------------------------
                                                           $ 13,187,073
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Consumer Services -- 1.5%
-----------------------------------------------------------------------
Cendant Corp.(2)                                110,000    $  1,959,375
H&R Block, Inc.                                  60,000       2,632,500
-----------------------------------------------------------------------
                                                           $  4,591,875
-----------------------------------------------------------------------
Electrical and Electronics -- 7.4%
-----------------------------------------------------------------------
Avimo Group Ltd.(1)(2)                          400,000    $    710,183
Intersil Holding Corp.                            4,000         237,500
Memory Corp. PLC - GDR(2)                        60,000       1,320,000
Nikon Corp.(1)                                   75,000       2,533,576
Sato Corp.(1)                                   100,000       3,733,212
Sony Corp.(1)                                    17,000       5,030,731
Tektronix Inc.                                   55,000       3,190,000
Toshiba Corp.(1)                                320,000       2,613,613
Waters Corp.(2)                                  30,000       2,941,875
-----------------------------------------------------------------------
                                                           $ 22,310,690
-----------------------------------------------------------------------
Electronics - Semiconductors -- 1.5%
-----------------------------------------------------------------------
Chartered Semiconductor Manufacturing,
Ltd.(1)(2)                                      218,000    $  1,859,356
Samsung Electronics(1)(2)                         1,577         356,918
Tokyo Electron Ltd.(1)                           16,000       2,440,246
-----------------------------------------------------------------------
                                                           $  4,656,520
-----------------------------------------------------------------------
Entertainment -- 3.5%
-----------------------------------------------------------------------
Disney (Walt) Co.                                70,000    $  2,345,000
Endemol Entertainment(1)                         50,000       4,542,795
Imax Corp.(2)                                    60,000       1,515,000
Musiclegal.Com(3)                                   750         750,000
Shochiku(1)                                     215,000       1,241,156
-----------------------------------------------------------------------
                                                           $ 10,393,951
-----------------------------------------------------------------------
Financial Services -- 1.7%
-----------------------------------------------------------------------
First Data Corp.                                 45,000    $  2,025,000
Franklin Resources, Inc.                         35,000         951,562
Reuters Group PLC(1)(2)                         100,000       2,234,261
-----------------------------------------------------------------------
                                                           $  5,210,823
-----------------------------------------------------------------------
Information Services -- 3.3%
-----------------------------------------------------------------------
Acxiom Corp.(2)                                  80,000    $  2,310,000
Automatic Data Processing, Inc.                  65,000       2,831,562

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------

Information Services (continued)
-----------------------------------------------------------------------
Azlan Group PLC(1)(2)                           800,000    $  1,813,955
Getronics NV Andeel(1)(2)                        34,000       2,852,991
-----------------------------------------------------------------------
                                                           $  9,808,508
-----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.8%
-----------------------------------------------------------------------
Williams Companies, Inc.                         55,000    $  2,299,688
-----------------------------------------------------------------------
                                                           $  2,299,688
-----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 0.2%
-----------------------------------------------------------------------
Enron Corp.                                      10,000    $    690,000
-----------------------------------------------------------------------
                                                           $    690,000
-----------------------------------------------------------------------
Pharmaceutical -- 0.2%
-----------------------------------------------------------------------
Dong Sung Corp.(1)                              500,000    $    615,000
-----------------------------------------------------------------------
                                                           $    615,000
-----------------------------------------------------------------------
Printing and Business Products -- 0.6%
-----------------------------------------------------------------------
Valassis Communications, Inc.(2)                 65,000    $  1,799,688
-----------------------------------------------------------------------
                                                           $  1,799,688
-----------------------------------------------------------------------
Publishing -- 7.5%
-----------------------------------------------------------------------
E.W. Scripps Co.                                 20,000    $    862,500
Gannett Co., Inc.                                30,000       1,955,625
Houghton Mifflin Co.                             40,000       1,592,500
Knight Ridder                                    25,000       1,171,875
McGraw-Hill Companies, Inc. (The)                50,000       2,543,750
Meredith Corp.                                   30,000         858,750
New York Times Co., Class A (The)                35,000       1,478,750
News Corp. Ltd.(1)                              150,636       2,200,354
Pearson PLC(1)                                  170,000       5,718,856
Springer Alex Verlag AG(1)                        1,768       2,344,700
Tribune Co.                                      45,000       1,752,188
-----------------------------------------------------------------------
                                                           $ 22,479,848
-----------------------------------------------------------------------
Retail -- 2.5%
-----------------------------------------------------------------------
Best Buy Company Inc.                            40,000    $  2,175,000
Circuit City Stores, Inc.                        50,000       2,018,750
Hikari Tsushin, Inc.(1)                           1,800       3,425,450
-----------------------------------------------------------------------
                                                           $  7,619,200
-----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
-----------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.0%
-----------------------------------------------------------------------
Millipore Corp.                                  55,000    $  2,939,063
-----------------------------------------------------------------------
                                                           $  2,939,063
-----------------------------------------------------------------------
Transportation -- 1.1%
-----------------------------------------------------------------------
CNF Transportation, Inc.                         40,000    $  1,282,500
Fedex Corp.                                      55,000       1,921,563
-----------------------------------------------------------------------
                                                           $  3,204,063
-----------------------------------------------------------------------
Utilities -- 0.8%
-----------------------------------------------------------------------
AES Corp.(2)                                     30,000    $  2,514,375
-----------------------------------------------------------------------
                                                           $  2,514,375
-----------------------------------------------------------------------
Total Common Stocks
   (identified cost $199,336,189)                          $272,992,225
-----------------------------------------------------------------------

COMMERCIAL PAPER -- 11.2%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
-----------------------------------------------------------------------
Corp. Asset Funding, 5.78%, 3/13/00        $     10,000    $  9,980,733
Ford Motor Credit Corp., 5.75%, 3/2/00           10,000       9,998,403
GE Capital Corp., 5.83%, 3/1/00                  13,541      13,541,000
-----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $33,520,136)                        $ 33,520,136
-----------------------------------------------------------------------
Total Investments -- 101.9%
   (identified cost $232,856,325)                          $306,512,361
-----------------------------------------------------------------------
Other Assets, Less Liabilities -- (1.9)%                   $ (5,640,570)
-----------------------------------------------------------------------
Net Assets -- 100.0%                                       $300,871,791
-----------------------------------------------------------------------

 ADR - American Depositary Receipt

 GDR - Global Depository Receipt
 (1)  Foreign security.
 (2)  Non-income producing security.
 (3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Assets
------------------------------------------------------
Investments, at value
   (identified cost, $232,856,325)        $306,512,361
Cash                                             2,831
Foreign currency, at value
   (identified cost, $371,176)                 373,227
Receivable for investments sold              2,374,235
Interest and dividends receivable               98,101
Tax reclaim receivable                             195
Deferred organization expenses                     868
------------------------------------------------------
TOTAL ASSETS                              $309,361,818
------------------------------------------------------

Liabilities
------------------------------------------------------
Payable for investments purchased         $  8,449,645
Payable to affiliate for Trustees' fees          2,232
Accrued expenses                                38,150
------------------------------------------------------
TOTAL LIABILITIES                         $  8,490,027
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $300,871,791
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $227,204,303
Net unrealized appreciation (computed on
   the basis of identified cost)            73,667,488
------------------------------------------------------
TOTAL                                     $300,871,791
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 29, 2000
(EXPRESSED IN UNITED STATES DOLLARS)
Investment Income
-----------------------------------------------------
Interest                                  $   380,366
Dividends (net of foreign taxes,
   $16,456)                                   295,016
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $   675,382
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   645,711
Administration fee                            215,237
Custodian fee                                  98,207
Legal and accounting services                  13,337
Trustees fees and expenses                      7,985
Amortization of organization expenses             615
Miscellaneous                                     207
-----------------------------------------------------
TOTAL EXPENSES                            $   981,299
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (305,917)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $30,690,847
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (116,338)
-----------------------------------------------------
NET REALIZED GAIN                         $30,574,509
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $52,525,991
   Foreign currency                            11,093
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $52,537,084
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $83,111,593
-----------------------------------------------------

NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $82,805,676
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

(EXPRESSED IN UNITED STATES DOLLARS)

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       FEBRUARY 29, 2000  YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        AUGUST 31, 1999
----------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (305,917) $      (269,466)
   Net realized gain                             30,574,509       11,701,774
   Net change in unrealized
      appreciation (depreciation)                52,537,084       18,617,351
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      82,805,676  $    30,049,659
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     141,930,873  $    32,069,062
   Withdrawals                                  (21,126,629)     (18,413,197)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $     120,804,244  $    13,655,865
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     203,609,920  $    43,705,524
----------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------
At beginning of period                    $      97,261,871  $    53,556,347
----------------------------------------------------------------------------
AT END OF PERIOD                          $     300,871,791  $    97,261,871
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                  YEAR ENDED AUGUST 31,
                                  FEBRUARY 29, 2000    ------------------------------------------------
                                  (UNAUDITED)            1999         1998         1997        1996(1)
-------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
-------------------------------------------------------------------------------------------------------
Expenses                                  1.14%(2)         1.36%        1.44%        1.48%        1.52%(2)
Net investment income (loss)             (0.36)%(2)       (0.38)%       0.01%       (0.04)%       0.07%(2)
Portfolio Turnover                          67%             131%         157%         160%         115%
-------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $300,872          $97,262      $53,556      $51,374      $42,703
-------------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, September 18, 1995, to August 31, 1996.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

(EXPRESSED IN UNITED STATES DOLLARS)

1 Significant Accounting Policies
-------------------------------------------
   Information Age Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on June 1, 1995, seeks to provide long-term capital growth by investing in a global and diversified portfolio of securities of information age companies. The Declaration of Trust (Trust) permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Options on Financial Futures -- Upon the purchase of a put option on foreign currency by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When a Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending upon whether the sales proceeds from the closing sales transaction are greater or less than the cost of the option. When a Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

   investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 J Interim Financial Statements -- The interim financial statements relating to
   February 29, 2000 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), and Lloyd George Investment Management (Bermuda) Limited, an affiliate of EVM (the Advisers), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Advisers receive a monthly fee, divided equally between them, of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the adviser fee was 0.75% (annualized) of average net assets for such period and amounted to $645,711. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 29, 2000, the administration fee was 0.25% (annualized) of average net assets for such period and amounted to $215,237. Except as to the Trustees of the Portfolio who are not members of the Advisers, or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Trustees of the Portfolio that are not affiliated with the Advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 29, 2000, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations aggregated $212,923,366 and $109,849,951 respectively, for the six months ended February 29, 2000.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 29, 2000, are as follows:

    AGGREGATE COST                            $232,856,325
    ------------------------------------------------------
    Gross unrealized appreciation             $ 81,309,183
    Gross unrealized depreciation               (7,653,147)
    ------------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 73,656,036
    ------------------------------------------------------

INFORMATION AGE PORTFOLIO AS OF FEBRUARY 29, 2000

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

(EXPRESSED IN UNITED STATES DOLLARS)

5 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The portfolio did not have any open obligations under these financial instruments at February 29, 2000.

7 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the facility is allocated among the participating funds and portfolios at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 29, 2000.

EATON VANCE INFORMATION AGE FUND AS OF FEBRUARY 29, 2000

INVESTMENT MANAGEMENT

INFORMATION AGE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Co-Portfolio Manager

Hon. Robert Lloyd George
Vice President and Trustee

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Hon. Edward K.Y. Chen
President of Lingnan College,
University of Hong Kong

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant